Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Comprehensive Income	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest
Beginning Balance at Dec. 31, 2007		$ 522	$ 430,540	$ 682,148		$ 73,036	$ (81,535)	$ 347
Net income				218,853	218,853			446
Currency translation adjustment					(101,365)	(101,365)		(59)
Unrealized gain on marketable securities, net of tax					2,028	2,028
Reclassification adjustment, net of tax					(2,028)	(2,028)
Other comprehensive income (loss)					(80)	(80)
Comprehensive income					117,408
Dividends paid								(213)
Exercise of stock options, including tax benefit		4	12,292
Amortization of restricted stock compensation			5,371
Treasury stock surrender of stock to pay taxes on restricted stock awards							863
Stock option expense			5,537
Stock acquired for cash							(9,434)
Other			(7)				1
Ending Balance at Dec. 31, 2008		526	453,733	901,001		(28,409)	(91,831)	521
Net income	59,612			59,114	59,114			498
Currency translation adjustment					72,548	72,548		199
Other comprehensive income (loss)					(24)	(24)
Comprehensive income					131,638
Exercise of stock options, including tax benefit		2	3,146
Amortization of restricted stock compensation			6,008
Treasury stock surrender of stock to pay taxes on restricted stock awards		(3)	3				511
Stock option expense			5,542
Other			2				1
Ending Balance at Dec. 31, 2009	1,382,066	531	468,428	960,115		44,115	(92,341)	1,218
Net income	168,605			168,018	168,018			587
Currency translation adjustment					40,274	40,274		25
Other comprehensive income (loss)					160	160
Comprehensive income					208,452
Dividends paid								(803)
Exercise of stock options, including tax benefit		9	27,380
Amortization of restricted stock compensation			6,592
Treasury stock surrender of stock to pay taxes on restricted stock awards		(2)	2				1,406
Stock option expense			6,028
Other		(1)	3				1
Ending Balance at Dec. 31, 2010	$ 1,628,933	$ 541	$ 508,429	$ 1,128,133		$ 84,549	$ (93,746)	$ 1,027